Capital resources (Tables)	12 Months Ended
Dec. 31, 2023
Capital resources
Schedule of regulatory capital

	2023	2022
	£m	£m
Shareholders’ equity (excluding non-controlling interests)
Shareholders’ equity	37,157	36,488
Other equity instruments	(3,890)	(3,890)
	33,267	32,598
Regulatory adjustments and deductions
Own credit	(10)	(58)
Defined benefit pension fund adjustment	(143)	(227)
Cash flow hedging reserve	1,899	2,771
Deferred tax assets	(979)	(912)
Prudential valuation adjustments	(279)	(275)
Goodwill and other intangible assets	(7,614)	(7,116)
Foreseeable ordinary dividends	(1,013)	(967)
Adjustment for trust assets (1)	(365)	(365)
Foreseeable charges	(525)	(800)
Adjustment under IFRS 9 transitional arrangements	202	361
Insufficient coverage for non-performing exposures	—	(18)
	(8,827)	(7,606)

CET1 capital	24,440	24,992
Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium	3,875	3,875
AT1 capital	3,875	3,875
Tier 1 capital	28,315	28,867
Qualifying Tier 2 capital
Qualifying instruments and related share premium	5,189	4,953
Qualifying instruments issued by subsidiaries and held by third parties	—	82
Other regulatory adjustments	128	18
Tier 2 capital	5,317	5,053
Total regulatory capital	33,632	33,920

(1)Prudent deduction in respect of agreement with the pension fund to establish legal structure to remove dividend linked contribution. Refer Notes 5 and 33.